Investment Portfolio - March 31, 2025

(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

LOAN ASSIGNMENTS - 3.3%

Jefferies Finance LLC, Initial Term Loan
2024, (1 mo. U.S. Secured Overnight
Financing Rate + 3.000%), 7.319%,
10/21/2031[2]	17,456,250	$17,383,458
McGraw-Hill Education, Inc., Term Loan
B, (1 mo. U.S. Secured Overnight
Financing Rate + 3.250%), 7.575%,
8/6/2031[2]	12,335,467	12,304,628
WestJet Loyalty LP, Initial Term Loan
(Canada) (3 mo. U.S. Secured
Overnight Financing Rate + 3.250%),
7.549%, 2/14/2031[2]	17,971,006	17,265,644
TOTAL LOAN ASSIGNMENTS
(Identified Cost $47,570,435)		46,953,730

CORPORATE BONDS - 90.7%

Non-Convertible Corporate Bonds- 90.7%
Communication Services - 12.9%
Diversified Telecommunication Services - 2.3%
IHS Holding Ltd. (Nigeria), 6.25%,
11/29/2028[3]	21,640,000	20,878,398
Vmed O2 UK Financing I plc (United
Kingdom), 4.75%, 7/15/2031[3]	13,955,000	12,159,351
		33,037,749
Media - 9.4%
Cable One, Inc., 4.00%, 11/15/2030[3]	28,740,000	22,758,552
CCO Holdings LLC - CCO Holdings
Capital Corp., 4.25%, 2/1/2031[3]	19,620,000	17,386,863
Directv Financing LLC - Directv
Financing Co-Obligor, Inc., 10.00%,
2/15/2031[3]	18,055,000	17,276,729
Gray Media, Inc., 10.50%, 7/15/2029[3]	16,170,000	16,753,715
Nexstar Media, Inc., 4.75%, 11/1/2028[3]	12,052,000	11,265,346
Sirius X.M. Radio LLC, 3.875%,
9/1/2031[3]	20,195,000	17,285,261
Stagwell Global LLC, 5.625%,
8/15/2029[3]	15,175,000	14,428,687
TEGNA, Inc., 4.625%, 3/15/2028	16,985,000	16,071,683
		133,226,836
Wireless Telecommunication Services - 1.2%
Millicom International Cellular S.A.
(Guatemala), 4.50%, 4/27/2031[3]	18,935,000	16,817,159
Total Communication Services		183,081,744
Consumer Discretionary - 8.6%
Auto Components - 1.7%
Forvia SE (France), 8.00%, 6/15/2030[3]	12,375,000	12,198,749
Garrett Motion Holdings, Inc. - Garrett LX
I S.A.R.L, 7.75%, 5/31/2032[3]	12,070,000	11,941,526
		24,140,275
Broadline Retail - 1.1%
Saks Global Enterprises LLC, 11.00%,
12/15/2029[3]	20,275,000	16,433,223
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Hotels, Restaurants & Leisure - 2.4%
Affinity Interactive, 6.875%, 12/15/2027[3]	26,515,000	$20,294,872
SP Cruises Intermediate Ltd. (Bermuda),
11.50%, 3/14/2030[3]	14,000,000	13,566,662
		33,861,534
Household Durables - 2.2%
Adams Homes, Inc., 9.25%, 10/15/2028[3]	15,180,000	15,349,973
LGI Homes, Inc., 4.00%, 7/15/2029[3]	17,992,000	15,833,934
		31,183,907
Specialty Retail - 1.2%
Staples, Inc., 10.75%, 9/1/2029[3]	18,630,000	16,792,320
Total Consumer Discretionary		122,411,259
Consumer Staples - 2.3%
Consumer Staples Distribution & Retail - 1.2%
C&S Group Enterprises LLC, 5.00%,
12/15/2028[3]	20,030,000	16,731,334
Food Products - 1.1%
Minerva Luxembourg S.A. (Brazil),
4.375%, 3/18/2031[3]	18,700,000	16,345,896
Total Consumer Staples		33,077,230
Energy - 11.8%
Energy Equipment & Services - 2.3%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[3]	17,694,098	16,837,482
Telford Finco (United Arab Emirates), 11.00%, 11/6/2029	16,150,000	16,060,834
		32,898,316
Metals & Mining - 1.2%
SunCoke Energy, Inc., 4.875%, 6/30/2029[3]	18,814,000	17,271,034
Oil, Gas & Consumable Fuels - 8.3%
Alliance Resource Operating Partners
LP - Alliance Resource Finance Corp.,
8.625%, 6/15/2029[3]	11,165,000	11,709,294
Brooge Petroleum and Gas Investment
Co. FZE (United Arab Emirates),
8.50%, 9/24/2025 (Acquired
09/10/2020-09/15/2023, cost
$9,651,593)[4]	10,763,493	9,881,091
Martin Midstream Partners LP - Martin
Midstream Finance Corp., 11.50%,
2/15/2028[3]	6,630,000	7,061,912
Moss Creek Resources Holdings, Inc.,
8.25%, 9/1/2031[3]	17,310,000	16,826,746
New Fortress Energy, Inc., 8.75%,
3/15/2029[3]	19,325,000	13,237,926
NGL Energy Operating LLC - NGL
Energy Finance Corp., 8.375%,
2/15/2032[3]	16,913,000	16,861,884

Investment Portfolio - March 31, 2025

(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Polaris Renewable Energy, Inc.
(Canada), 9.50%, 12/3/2029	7,000,000	$7,189,919
Venture Global LNG, Inc., 9.50%,
2/1/2029[3]	21,120,000	22,658,843
W&T Offshore, Inc., 10.75%, 2/1/2029[3]	13,775,000	13,167,095
		118,594,710
Total Energy		168,764,060
Financials - 21.2%
Capital Markets - 4.3%
BGC Group, Inc., 6.60%, 6/10/2029	22,780,000	23,330,388
Carlyle Secured Lending, Inc., 6.75%,
2/18/2030	5,533,000	5,632,347
Drawbridge Special Opportunities Fund
LP - Drawbridge Special Opportunities
Finance Corporation, 3.875%,
2/15/2026[3]	9,623,000	9,428,904
Icahn Enterprises LP - Icahn Enterprises
Finance Corp., 9.00%, 6/15/2030	23,820,000	22,574,362
		60,966,001
Consumer Finance - 6.0%
Encore Capital Group, Inc., 9.25%,
4/1/2029[3]	16,710,000	17,496,305
Navient Corp., 5.625%, 8/1/2033	26,015,000	22,404,914
PRA Group, Inc., 8.875%, 1/31/2030[3]	22,035,000	23,019,814
SLM Corp., 6.50%, 1/31/2030	22,390,000	22,947,907
		85,868,940
Financial Services - 5.8%
Jefferson Capital Holdings LLC, 9.50%,
2/15/2029[3]	11,155,000	11,864,331
Oxford Finance LLC - Oxford Finance
Co-Issuer II, Inc., 6.375%, 2/1/2027[3]	17,190,000	17,086,148
PHH Escrow Issuer LLC - PHH Corp.,
9.875%, 11/1/2029[3]	16,940,000	16,355,773
Provident Funding Associates LP - PFG
Finance Corp., 9.75%, 9/15/2029[3]	16,920,000	17,311,375
UWM Holdings LLC, 6.625%, 2/1/2030[3]	11,760,000	11,647,630
Velocity Portfolio Group, Inc., 9.75%,
3/1/2033 (Acquired 02/07/2025, cost
$7,000,000)[4]	7,000,000	7,385,717
		81,650,974
Insurance - 3.9%
APH Somerset Investor 2 LLC -
APH2 Somerset Investor 2 LLC
- APH3 Somerset Investor, 7.875%,
11/1/2029[3]	23,565,000	23,220,461
F&G Annuities & Life, Inc., 6.50%,
6/4/2029	16,055,000	16,323,589
SiriusPoint Ltd. (Sweden), 7.00%,
4/5/2029	15,525,000	16,169,334
		55,713,384
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Mortgage Real Estate Investment Trusts (REITS) - 1.2%
Starwood Property Trust, Inc., 7.25%,
4/1/2029[3]	16,875,000	$17,311,557
Total Financials		301,510,856
Health Care - 8.4%
Health Care Providers & Services - 6.0%
AdaptHealth LLC, 4.625%, 8/1/2029[3]	19,175,000	17,415,143
Community Health Systems, Inc., 5.25%,
5/15/2030[3]	20,345,000	16,779,253
LifePoint Health, Inc., 8.375%, 2/15/2032[3]	17,560,000	17,670,834
Owens & Minor, Inc., 6.625%, 4/1/2030[3]	19,080,000	16,606,263
Prime Healthcare Services, Inc.,
9.375%, 9/1/2029[3]	18,315,000	17,286,742
		85,758,235
Life Science Tools & Service - 1.2%
Star Parent, Inc., 9.00%, 10/1/2030[3]	16,690,000	16,482,513
Pharmaceuticals - 1.2%
Organon & Co. - Organon Foreign Debt
Co-Issuer B.V., 5.125%, 4/30/2031[3]	19,600,000	17,103,444
Total Health Care		119,344,192
Industrials - 9.0%
Commercial Services & Supplies - 2.6%
Matthews International Corp., 8.625%,
10/1/2027[3]	15,350,000	15,942,628
Prime Security Services Borrower
LLC - Prime Finance, Inc., 3.375%,
8/31/2027[3]	13,288,000	12,596,171
The GEO Group, Inc., 8.625%, 4/15/2029	8,235,000	8,654,218
		37,193,017
Construction & Engineering - 0.8%
Moreld AS (Norway), 9.875%, 2/11/2030	11,050,000	11,060,301
Electrical Equipment - 0.9%
Atkore, Inc., 4.25%, 6/1/2031[3]	13,910,000	12,226,646
Marine Transportation - 1.0%
Contships Logistics Corp. (Greece),
9.00%, 2/11/2030	14,750,000	14,507,644
Passenger Airlines - 3.4%
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class B, 8.00%,
8/15/2025[3]	799,753	805,597
American Airlines, Inc. - AAdvantage
Loyalty IP Ltd., 5.75%, 4/20/2029[3]	17,830,000	17,462,616
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%,
3/1/2026	9,649,957	9,468,728
Series 2019-2, Class B, 3.50%,
5/1/2028	4,091,108	3,883,599

Investment Portfolio - March 31, 2025

(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Passenger Airlines (continued)
VistaJet Malta Finance plc - Vista
Management Holding, Inc.
(Switzerland), 9.50%, 6/1/2028[3]	17,627,000	$17,451,582
		49,072,122
Trading Companies & Distributors - 0.3%
Airborne Capital USA LLC, 10.50%,
8/2/2029	5,000,000	4,889,464
Total Industrials		128,949,194
Information Technology - 5.3%
Communications Equipment - 2.5%
Connect Finco S.A.R.L - Connect U.S.
Finco LLC (United Kingdom), 9.00%,
9/15/2029[3]	19,535,000	17,803,831
Viasat, Inc., 7.50%, 5/30/2031[3]	22,926,000	17,411,799
		35,215,630
IT Services - 1.6%
Unisys Corp., 6.875%, 11/1/2027[3]	23,390,000	22,762,188
Software - 1.2%
Dye & Durham Ltd. (Canada), 8.625%,
4/15/2029[3]	8,979,000	9,249,759
RingCentral, Inc., 8.50%, 8/15/2030[3]	8,245,000	8,667,108
		17,916,867
Total Information Technology		75,894,685
Materials - 7.7%
Chemicals - 1.2%
Cerdia Finanz GmbH (Germany),
9.375%, 10/3/2031[3]	16,640,000	17,089,963
Containers & Packaging - 1.3%
OI European Group B.V., 4.75%,
2/15/2030[3]	19,285,000	17,636,931
Metals & Mining - 4.0%
ACG Holdco 1 Ltd. (United Kingdom),
14.75%, 1/13/2029	16,000,000	16,302,575
Aris Mining Corp. (Colombia), 8.00%,
10/31/2029[3]	12,050,000	12,245,813
Endeavour Mining plc (Côte d’Ivoire),
5.00%, 10/14/2026[3]	16,127,000	15,898,869
Newcastle Coal Infrastructure Group Pty
Ltd. (Australia), 4.70%, 5/12/2031[3]	5,600,051	5,369,308
Northwest Acquisitions ULC - Dominion
Finco, Inc., 7.125%, 11/1/2022
(Acquired 10/10/2017-05/15/2020,
cost $1,518,841)[4,5]	6,535,000	65
Pembroke Olive Downs Pty Ltd.
(Australia), 11.50%, 2/18/2030	7,415,000	7,522,193
		57,338,823

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Paper & Forest Products - 1.2%
Magnera Corp., 7.25%, 11/15/2031[3]	18,033,000	$17,535,633
Total Materials		109,601,350
Real Estate - 0.7%
Industrial REITs - 0.4%
IIP Operating Partnership LP, 5.50%,
5/25/2026	5,455,000	5,332,568
Specialized REITs - 0.3%
Pelorus Fund REIT LLC, 7.00%,
9/30/2026 (Acquired 09/21/2021-
07/08/2022, cost $4,114,250)[4]	4,355,000	4,441,295
Total Real Estate		9,773,863
Utilities - 2.8%
Electric Utilities - 1.2%
Atlantica Sustainable Infrastructure plc
(Spain), 4.125%, 6/15/2028[3]	18,826,000	17,694,620
Independent Power and Renewables - 1.6%
TerraForm Power Operating LLC, 4.75%,
1/15/2030[3]	24,487,000	22,730,029
Total Utilities		40,424,649
TOTAL CORPORATE BONDS
(Identified Cost $1,311,284,671)		1,292,833,082
ASSET-BACKED SECURITIES - 0.3%
Oxford Finance Funding Trust, Series
2023-1A, Class A2, 6.716%,
2/15/2031[3]
(Identified Cost $3,798,280)	3,798,279	3,813,052

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%

PCG LLC, Series 2023-1, (1 mo. U.S.
Secured Overnight Financing Rate + 6.000%), 10.311%, 7/25/2029 (Acquired 07/24/2023, cost $2,530,078)[2,4]
(Identified Cost $2,530,078)	2,530,078	2,529,795

EXCHANGE-TRADED FUND - 1.3%

iShares High Yield Systematic Bond ETF
(Identified Cost $18,746,225)	392,550	18,485,180

Investment Portfolio - March 31, 2025

(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

SHORT-TERM INVESTMENT - 2.9%

Dreyfus Government Cash Management,Institutional Shares, 4.23%[6]
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

SHORT-TERM INVESTMENT (continued)

(Identified Cost $40,910,204)	40,910,204	$40,910,204

TOTAL INVESTMENTS - 98.7%
(Identified Cost $1,424,839,893)		1,405,525,043
OTHER ASSETS, LESS LIABILITIES - 1.3%		18,999,479
NET ASSETS - 100%		$1,424,524,522

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

1Amount is stated in USD unless otherwise noted.

2Floating rate security. Rate shown is the rate in effect as of March 31, 2025.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2025 was $1,024,611,399, which represented 71.9% of the Series’ Net Assets.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2025 was $24,237,963, or 1.7% of the Series’ Net Assets.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Rate shown is the current yield as of March 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan Assignments	$46,953,730	$—	$46,953,730	$—
Corporate debt:
Communication Services	183,081,744	—	183,081,744	—
Consumer Discretionary	122,411,259	—	122,411,259	—
Consumer Staples	33,077,230	—	33,077,230	—
Energy	168,764,060	—	168,764,060	—
Financials	301,510,856	—	301,510,856	—
Health Care	119,344,192	—	119,344,192	—
Industrials	128,949,194	—	128,949,194	—

Investment Portfolio - March 31, 2025

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Information Technology	$75,894,685	$—	$75,894,685	$—
Materials	109,601,350	—	109,601,350	—
Real Estate	9,773,863	—	9,773,863	—
Utilities	40,424,649	—	40,424,649	—
Asset-backed securities	3,813,052	—	3,813,052	—
Commercial mortgage-backed securities	2,529,795	—	2,529,795	—
Exchange-Traded Funds	18,485,180	18,485,180	—	—
Short-Term Investment	40,910,204	40,910,204	—	—
Total assets	$1,405,525,043	$59,395,384	$1,346,129,659	$—

There were no Level 3 securities held by the Series as of December 31, 2024 or March 31, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.